Condensed financial information of the Company (Condensed Balance Sheet) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 19, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 387,528,092	$ 140,494,754	$ 587,119,126		$ 496,204,796
Other deposits and prepayments	254,048,288	152,289,464
Other current assets	200,891	139,043
Total current assets	3,262,963,717	3,070,458,659
Other assets	14,944,179	10,581,865
Deferred charges	12,504,255	16,677,352
TOTAL ASSETS	3,561,387,439	3,231,526,234	2,382,099,592
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	222,226,246	293,449,741
PRC income tax payable	106,034,490	62,429,274
PRC other tax payable	701,721	8,606,598
Other payables and accrued liabilities	106,126,369	74,088,090
Payroll and welfare payable	22,966,053	18,456,857
Other long-term debt due within one year	348,594,822	301,912,335
Total current liabilities	1,650,882,568	1,592,632,813
Other long-term debt	910,007,958	576,204,491
Total liabilities	2,625,435,837	2,270,914,541
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-144,879,900 shares for 2015 (2014: 147,019,802 shares)	15,835	15,831
Treasury shares	(24,045,440)	(20,696,268)		$ (19,434,281)
Additional paid-in capital	531,233,336	530,670,112
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	935,970,421	960,631,133
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,561,387,439	$ 3,231,526,234
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	142,802,936	147,019,802
Common stock, shares outstanding	142,802,936	147,019,802
Parent Company [Member]
ASSETS
Cash and cash equivalents	$ 1,295,835	$ 4,392,766	$ 231,652,719		$ 3,761,752
Other deposits and prepayments	2,389,045	1,774,032
Other current assets	28	233,474
Due from subsidiaries	592,565,997	585,756,827
Total current assets	596,250,905	592,157,099
Other assets	0	0
Deferred charges	8,154,290	7,428,245
Investments in subsidiaries	962,901,445	900,701,691
TOTAL ASSETS	1,567,306,640	1,500,287,035
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	222,226,246	130,024,345
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	8,194,395	8,715,979
Payroll and welfare payable	0	0
Other long-term debt due within one year	0	0
Total current liabilities	231,336,219	139,655,902
Other long-term debt	400,000,000	400,000,000
Total liabilities	631,336,219	539,655,902
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-144,879,900 shares for 2015 (2014: 147,019,802 shares)	15,835	15,831
Treasury shares	(24,045,440)	(20,696,268)
Additional paid-in capital	531,233,336	530,670,112
Retained earnings	428,766,690	450,641,458
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	935,970,421	960,631,133
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,567,306,640	$ 1,500,287,035
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	144,879,900	147,019,802
Common stock, shares outstanding	144,879,900	147,019,802